Intangible assets - Summary of intangible assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	$ 3,119	$ 3,279
Adjustment on currency translation	(245)	216
Expenditure during the year	174	122
Amortisation for the year	(133)	(177)	$ (227)
Impairment charges	(2)	(357)
Disposals, transfers and other movements	(134)	36
Intangible assets at end of period	2,779	3,119	3,279
Cost [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	7,857
Intangible assets at end of period	7,215	7,857
Accumulated amortisation and impairment [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	(4,738)
Intangible assets at end of period	(4,436)	(4,738)
Exploration and evaluation [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	393	711
Adjustment on currency translation	(25)	27
Expenditure during the year	90	57
Impairment charges		(357)
Disposals, transfers and other movements	(225)	(45)
Intangible assets at end of period	233	393	711
Exploration and evaluation [member] | Cost [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	2,658
Intangible assets at end of period	2,346	2,658
Exploration and evaluation [member] | Accumulated amortisation and impairment [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	(2,265)
Intangible assets at end of period	(2,113)	(2,265)
Trademarks, patented and non-patented technology [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	75	78
Adjustment on currency translation	(3)	10
Expenditure during the year	1
Amortisation for the year	(14)	(13)
Intangible assets at end of period	59	75	78
Trademarks, patented and non-patented technology [member] | Cost [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	224
Intangible assets at end of period	217	224
Trademarks, patented and non-patented technology [member] | Accumulated amortisation and impairment [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	(149)
Intangible assets at end of period	(158)	(149)
Contract based intangible assets [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	2,188	2,103
Adjustment on currency translation	(171)	150
Amortisation for the year	(23)	(67)
Disposals, transfers and other movements	(12)	2
Intangible assets at end of period	1,982	2,188	2,103
Contract based intangible assets [member] | Cost [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	3,438
Intangible assets at end of period	3,114	3,438
Contract based intangible assets [member] | Accumulated amortisation and impairment [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	(1,250)
Intangible assets at end of period	(1,132)	(1,250)
Other intangible assets [Member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	463	387
Adjustment on currency translation	(46)	29
Expenditure during the year	83	65
Amortisation for the year	(96)	(97)
Impairment charges	(2)
Disposals, transfers and other movements	103	79
Intangible assets at end of period	505	463	$ 387
Other intangible assets [Member] | Cost [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	1,537
Intangible assets at end of period	1,538	1,537
Other intangible assets [Member] | Accumulated amortisation and impairment [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	(1,074)
Intangible assets at end of period	$ (1,033)	$ (1,074)